Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 108.5%

Alabama — 1.3%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,213,962

Arizona — 1.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	947,948
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	475	531,064
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	1,060,881

		2,539,893

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,370	1,426,225

California — 6.8%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,977,560
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,585	1,667,198
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	504,381
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	89,838
5.25%, 08/15/49	195	216,189
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	138,193
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	780,691
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	235	259,630
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	217,418

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$1,425	$1,441,017
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	2,046,033
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,265	1,300,129
State of California Public Works Board, LRB, Various Capital Projects, :
Series I, 5.00%, 11/01/38	405	459,598
Sub-Series I-1, 6.38%, 11/01/19(c)	600	607,854
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	405	405,441

		12,111,170

Colorado — 1.4%
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(b)	1,490	784,157
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,086,197
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	526,575

		2,396,929

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, :
Sub-Series A-1, 3.85%, 11/15/43	1,370	1,439,308
Sub-Series B-1, 4.00%, 05/15/45	265	279,914

		1,719,222

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	595,251
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,395	1,590,760

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,050	$2,108,815

		4,294,826

District of Columbia — 4.3%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road :
1st Senior Lien, Series A, 5.00%, 10/01/39	255	256,612
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,006,730
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	6,422,253

		7,685,595

Florida — 2.0%
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	610	645,331
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,723,646
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,110	1,191,319

		3,560,296

Georgia — 4.3%
Brookhaven Development Authority, RB, Children’s Healthcare of Atlanta, Series A, 3.00%, 07/01/46(d)	210	207,106
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	270	313,070
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	2,310	2,453,220
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(c)	420	424,284
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/36	1,500	1,944,060
5.00%, 05/15/38	790	1,037,752

Security	Par (000)	Value

Georgia (continued)
5.00%, 05/15/49	$935	$1,262,484

		7,641,976

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB, 3.20%, 07/01/39	1,595	1,609,483
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	680	704,269

		2,313,752

Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,007,160

Illinois — 13.9%
Chicago Board of Education, GO :
Dedicated Revenues, Series H, 5.00%, 12/01/46	240	262,037
Project, Series C, 5.25%, 12/01/35	805	874,327
Chicago Board of Education, GO, Refunding, :
Dedicated Revenues, Series C, 5.00%, 12/01/34	240	267,672
Dedicated Revenues, Series D, 5.00%, 12/01/25	435	491,768
Dedicated Revenues, Series F, 5.00%, 12/01/24	340	379,046
Series C, 5.00%, 12/01/25	360	406,980
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	300	331,224
5.00%, 12/01/46	770	809,501
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	584	585,302
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien :
Series A, 5.75%, 01/01/21(c)	2,100	2,236,143
Series A, 5.75%, 01/01/39	400	421,456
Series C, 6.50%, 01/01/21(c)	2,935	3,155,418
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	564,688
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	446,707

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(c)	$800	$808,640
Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	1,290	1,398,373
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, :
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	3,320,362
Series B (AGM), 5.00%, 06/15/50	2,230	2,294,291
Series B-2, 5.00%, 06/15/50	1,260	1,278,535
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	248,119
6.00%, 06/01/21	500	543,905
State of Illinois, GO:
5.00%, 02/01/39	810	861,330
Series A, 5.00%, 04/01/38	1,920	2,024,659
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	583,716

		24,594,199

Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	481,271
7.00%, 01/01/44	1,000	1,150,880
Indiana Finance Authority, RB, Series A, :
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,776,499
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	244,609
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	801,679
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	229,438
Sisters of St. Francis Health Services, 5.25%, 11/01/19(c)	420	424,162

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$640	$705,075

		5,813,613

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project :
Series B, 5.25%, 12/01/50(e)	240	263,295
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,029,836
Midwestern Disaster Area, 5.88%, 12/01/26(a)	210	220,382
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	80	82,387

		1,595,900

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(c):
5.75%, 11/15/19	25	25,324
5.75%, 11/15/19	1,080	1,094,062

		1,119,386

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	525	596,479
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	635	669,506

		1,265,985

Louisiana — 2.6%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	1,635	1,850,411
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	310	314,535
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	510	523,893
5.25%, 05/15/31	435	459,029
5.25%, 05/15/32	555	600,882
5.25%, 05/15/33	600	648,924

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
5.25%, 05/15/35	$255	$280,860

		4,678,534

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 07/01/39	105	105,182
State of Maine Housing Authority, RB, :
M/F Housing, Series E, 4.25%, 11/15/43	625	669,231
S/F Housing, Series C, 3.95%, 11/15/43	335	354,674

		1,129,087

Maryland — 2.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	228,421
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	401,505
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	1,760	2,062,456
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	1,095	1,173,698

		3,866,080

Massachusetts — 2.4%
Massachusetts Development Finance Agency, Refunding RB, :
Atrius Health Issue, Series A, 4.00%, 06/01/49	150	159,213
Boston University, Series P, 5.45%, 05/15/59	845	1,083,958
Suffolk University, 4.00%, 07/01/39	1,140	1,209,893

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, RB, Subordinate Education Loan Revenue Bonds, AMT, 3.75%, 07/01/47	$1,865	$1,879,528

		4,332,592

Michigan — 5.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,444,934
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,237,088
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	380	392,996
5.50%, 05/15/36	310	318,119
Michigan Finance Authority, Refunding RB, :
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	492,155
Henry Ford Health System, 4.00%, 11/15/46	570	605,842
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,520	1,540,110
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	490	570,536
State of Michigan Housing Development Authority, RB, :
M/F Housing, Series A, 4.15%, 10/01/53	940	996,945
S/F Housing, Series A, 4.00%, 06/01/49	265	275,152
S/F Housing, Series C, 4.13%, 12/01/38	730	783,224

		9,657,101

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	136,503

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$130	$140,202

		276,705

New Hampshire — 2.0%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project,(a):
Series B, 4.63%, 11/01/42	735	753,639
Series C, AMT, 4.88%, 11/01/42	420	431,693
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(c)	1,530	1,530,000
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	800	830,960

		3,546,292

New Jersey — 9.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	577,933
5.25%, 11/01/44	790	861,511
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	560	567,958
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,040	1,130,948
New Jersey EDA, RB, :
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	990	1,088,366
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,270	1,372,921
Series WW, 5.00%, 06/15/36	210	234,480
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,311,232
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	715	820,641
New Jersey Transportation Trust Fund Authority, RB, :
Transportation Program Bonds, Series AA, 4.13%, 06/15/39	1,040	1,089,910
Transportation Program, Series AA, 5.00%, 06/15/44	330	359,116
Transportation Program, Series AA, 5.00%, 06/15/44	610	658,483
Transportation System, Series A, 5.50%, 06/15/41	1,025	1,078,720

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series B, 5.25%, 06/15/36	$1,235	$1,300,332
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	380	441,070
Tobacco Settlement Financing Corp., Refunding RB, :
Series A, 4.00%, 06/01/37	500	528,350
Sub-Series B, 5.00%, 06/01/46	3,105	3,361,131

		16,783,102

New York — 5.1%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	795,892
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,021,880
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	220	220,011
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	257	278,187
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,020	1,020,316
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,442,409
New York Liberty Development Corp., Refunding RB, :
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	615	625,787
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,495	1,639,581
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	175	194,233
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	440	492,712
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	683,742

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
6.00%, 12/01/42	$630	$660,750

		9,075,500

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	336,674

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,823,372
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	385,322
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	405	434,913
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	150	158,351
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	420	460,845

		3,262,803

Oklahoma — 0.6%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	280	298,410

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	$625	$740,156

		1,038,566

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	210	220,351

Pennsylvania — 4.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	360,480
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	795	908,383
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	470	506,942
Pennsylvania Economic Development Financing Authority, RB :
AMT, 5.00%, 06/30/42	440	493,460
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	390	443,079
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	853,768
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38	965	1,033,795
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,285	1,333,188
Pennsylvania Turnpike Commission, RB, Series A:
5.00%, 12/01/44	585	667,795
Subordinate, 4.00%, 12/01/49	1,075	1,152,217

		7,753,107

Puerto Rico — 5.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	325	330,453
5.63%, 05/15/43	355	360,953

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$1,355	$1,364,526
5.13%, 07/01/37	385	388,846
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	400	404,268
6.00%, 07/01/44	725	732,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, :
Series A-1, 4.50%, 07/01/34	15	15,471
Series A-1, 4.75%, 07/01/53	865	843,046
Series A-1, 5.00%, 07/01/58	3,270	3,263,166
Series A-2, 4.55%, 07/01/40	412	395,759
Series A-2, 5.00%, 07/01/58	886	850,374

		8,949,112

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB, :
Series A, 5.00%, 06/01/35	420	466,137
Series B, 4.50%, 06/01/45	1,375	1,407,478
Series B, 5.00%, 06/01/50	1,895	1,982,454

		3,856,069

South Carolina — 5.1%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,445	1,582,853
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(c)	1,650	1,712,337
AMT, 5.00%, 07/01/55	710	826,589
AMT, 5.25%, 07/01/55	670	764,443
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,300,264
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,875,394

		9,061,880

Tennessee — 0.9%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	720	817,985

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$360	$416,365
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	375	394,759

		1,629,109

Texas — 5.3%
Central Texas Regional Mobility Authority, Refunding RB, :
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,144,194
Sub-Lien, 5.00%, 01/01/33	180	198,592
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	240	286,325
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	2,525	1,037,320
0.00%, 09/15/41	1,395	542,139
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(c)	320	320,595
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	158,498
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	491,686
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	610	669,688
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	195	207,028
Texas Private Activity Bond Surface Transportation Corp., RB, :
Segment 3C Project, AMT, 5.00%, 06/30/58(d)	710	819,610
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,221,502
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,326,078

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue(b):
0.00%, 08/01/35	$270	$146,335
0.00%, 08/01/36	145	74,662
0.00%, 08/01/37	195	95,010
0.00%, 08/01/38	200	92,198
0.00%, 08/01/44	870	286,413
0.00%, 08/01/45	1,135	358,774

		9,476,647

Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	400	435,036
6.00%, 01/01/37	1,345	1,486,090

		1,921,126

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	441,769
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,195	1,350,457

		1,792,226

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,605	1,711,363

Wisconsin — 2.3%
Public Finance Authority, RB, Wakemed Hospital, Series A, 4.00%, 10/01/49	2,000	2,139,680
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,247,486
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.45%, 05/01/57	575	610,466

		3,997,632

Total Municipal Bonds — 108.5% (Cost — $174,919,589)		192,651,747

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	$915	$998,073

California — 6.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	1,638	1,774,351
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	4,770	4,817,652
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,046,954
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,957,030
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/33	554	553,517

		12,149,504

Colorado — 1.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(h)	1,080	1,081,900
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,084,628

		3,166,528

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	510	552,213

Florida — 3.7%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,932	2,058,353
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	2,967,222

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$1,290	$1,502,270

		6,527,845

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,071	1,122,325

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	2	2,750
4.00%, 02/15/41	1,002	1,096,504

		1,099,254

Louisiana — 0.7%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,245	1,326,983

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	701	751,857

Maryland — 2.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,515	1,796,151
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,740	2,076,725

		3,872,876

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	1,982	2,374,692
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,462,685

		5,837,377

Michigan — 2.4%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,724	1,864,862

Security	Par (000)	Value

Michigan (continued)
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	$2,337	$2,484,244

		4,349,106

Nebraska — 0.9%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,521	1,563,331

Nevada — 1.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,260	2,690,353

New York — 9.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,080	1,184,652
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,395	1,445,164
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(h):
5.75%, 02/15/21(c)	501	534,659
5.75%, 02/15/47	309	328,906
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,337	2,763,427
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	5,872,282
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	3,250	3,548,024
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,350	1,601,613

		17,278,727

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,537,774

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(h)	1,559	1,734,071

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,229	$1,465,766

		3,199,837

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	1,280	1,359,232
3.95%, 10/01/43	750	794,947

		2,154,179

Texas — 9.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,395	1,448,191
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,260	1,383,516
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(h):
5.00%, 08/15/19(c)	828	829,818
5.00%, 08/15/38	634	634,739
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,827,545
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,858	2,239,891
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,297	2,486,939
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,095	1,185,064
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,499	1,562,911
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae)(d):
3.63%, 09/01/44	437	454,146
3.75%, 09/01/49	239	248,988

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$1,801	$1,968,555

		16,270,303

Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,395	1,396,565

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,588,064

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,445	1,548,429

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,395	1,476,580

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.0% (Cost — $88,127,552)		92,458,083

Total Long-Term Investments — 160.5% (Cost — $263,047,141)		285,109,830

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(i)(j)	535,966	536,073

Total Short-Term Securities — 0.3% (Cost — $536,073)		536,073

Total Investments — 160.8% (Cost — $263,583,214)		285,645,903

Other Assets Less Liabilities — 0.7%		1,152,791

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.5)%		(54,186,816)

VMTP Shares, at Liquidation Value — (31.0)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$177,611,878

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to July 1, 2034 is $7,144,104.

(i)	Annualized 7-day yield as of period end.
(j)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	53,945	482,021	535,966	$536,073	$2,285	$230	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Short Contracts
Long U.S. Treasury Bond	78	09/19/19	$12,136	$(130,207)
10-Year U.S. Treasury Note	3	09/19/19	382	950
5-Year U.S. Treasury Note	10	09/30/19	1,176	3,216

				$(126,041)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$285,109,830	$—	$285,109,830
Short-Term Securities	536,073	—	—	536,073

	$536,073	$285,109,830	$—	$285,645,903

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$4,166	$—	$—	$4,166
Liabilities:
Interest rate contracts	(130,207)	—	—	(130,207)

	$(126,041)	$—	$—	$(126,041)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(54,002,277)	$—	$(54,002,277)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(109,002,277)	$—	$(109,002,277)

13